UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.3%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,981,000	$1,817,327
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.837s, 2049		1,568,000	1,415,120
FRB Ser. 07-3, Class A3, 5.837s, 2049		168,000	130,704
Ser. 07-2, Class A2, 5.634s, 2049		513,000	463,290
Ser. 07-1, Class A4, 5.451s, 2049		888,000	662,381
Ser. 05-6, Class A2, 5.165s, 2047		1,131,000	1,074,946
Ser. 07-5, Class XW, Interest Only (IO), 0.606s, 2051		112,658,475	1,689,877
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	54,450
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	165,905
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.934s, 2036		2,782,804	1,558,370
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.319s, 2022		645,000	293,933
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		3,758,843	208,780
Ser. 07-5A, IO, 1.55s, 2037		974,142	70,918
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		2,070,908	974,644
FRB Ser. 06-6, Class 2A1, 5.841s, 2036		996,211	484,239
FRB Ser. 07-1, Class 21A1, 5.663s, 2047		1,429,553	663,884
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.45s, 2032		410,000	238,126
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		62,456,041	352,689
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.336s, 2037		1,664,222	168,719
FRB Ser. 06-AR5, Class 2A5A, 6.197s, 2036		1,305,406	656,378
FRB Ser. 05-10, Class 1A5A, 5.83s, 2035		368,242	206,215
FRB Ser. 05-10, Class 1A4A, 5.733s, 2035		1,414,749	763,964
FRB Ser. 06-AR7, Class 2A2A, 5.637s, 2036		222,383	120,087
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		36,565,395	134,155
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 0.419s, 2017		253,745	246,682
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		2,910,793	1,527,712
Ser. 06-J8, Class A4, 6s, 2037		2,160,709	1,134,035
Ser. 05-80CB, Class 2A1, 6s, 2036		1,854,393	1,186,812
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,665,789	1,137,747
FRB Ser. 06-OC10, Class 2A2A, 0.494s, 2036		1,885,000	628,222
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035		43,899	22,827
FRB Ser. 06-HYB1, Class 1A1, 5.309s, 2036		279,597	130,254
FRB Ser. 05-HYB4, Class 2A1, 4.891s, 2035		4,383,717	2,498,719
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035		2,958,167	254,994
Ser. 06-R1, Class AS, IO, 5.572s, 2036		1,566,450	135,304
Ser. 05-R3, Class AS, IO, 5.524s, 2035		626,094	50,839
Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A3, 6.02s, 2038		3,576,000	2,800,637
FRB Ser. 07-C4, Class A2, 6.004s, 2039		814,000	752,419
Ser. 07-3, Class 1A1A, 5.837s, 2037		1,107,803	620,370
Ser. 07-C5, Class A3, 5.694s, 2040		8,400,000	6,584,435
Ser. 06-C4, Class A3, 5.467s, 2039		1,316,000	928,654
Ser. 07-C2, Class A2, 5.448s, 2049		2,325,000	2,158,138
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.914s, 2017		251,000	138,050
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		966,000	772,800
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	24,644
FRB Ser. 05-TFLA, Class L, 2.169s, 2020		699,000	349,500
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048		1,374,000	1,272,475
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.781s, 2031		2,710,332	51,256
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	186,220
European Loan Conduit 144A FRB Ser. 22A, Class D,
2.336s, 2014 (United Kingdom)	GBP	507,000	125,186
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 2.325s, 2014 (United Kingdom)	GBP	270,567	22,269
Fannie Mae
IFB Ser. 06-70, Class SM, 52.158s, 2036		$191,738	303,719
IFB Ser. 06-62, Class PS, 38.018s, 2036		590,864	817,210
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037		535,331	664,696
IFB Ser. 05-115, Class NQ, 23.761s, 2036		239,774	280,664
IFB Ser. 05-74, Class CP, 23.6s, 2035		410,536	497,583
IFB Ser. 05-99, Class SA, 23.416s, 2035		476,468	592,350
IFB Ser. 05-95, Class OP, 19.386s, 2035		312,523	342,926
IFB Ser. 05-83, Class QP, 16.578s, 2034		172,043	187,684
Ser. 383, Class 90, IO, 8s, 2037		69,315	9,374
Ser. 386, Class 27, IO, 7 1/2s, 2037		70,090	10,792
Ser. 386, Class 28, IO, 7 1/2s, 2037		72,233	9,000
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037		860,317	90,168
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036		2,051,906	268,512
IFB Ser. 08-7, Class SA, IO, 7.236s, 2038		4,177,783	526,865
Ser. 383, Class 86, IO, 7s, 2037		74,774	8,855
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037		1,305,201	127,476

IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	1,135,530	110,745
IFB Ser. 05-113, Class AI, IO, 6.916s, 2036	641,643	68,045
IFB Ser. 06-125, Class SM, IO, 6.886s, 2037	960,506	105,763
IFB Ser. 06-43, Class SU, IO, 6.886s, 2036	345,006	39,225
IFB Ser. 06-24, Class QS, IO, 6.886s, 2036	869,899	122,204
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	1,640,656	183,261
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	3,079,881	373,797
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	521,490	62,192
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034	328,984	38,500
IFB Ser. 07-W7, Class 3A2, IO, 6.816s, 2037	1,472,506	140,518
IFB Ser. 03-130, Class BS, IO, 6.736s, 2033	2,058,007	216,091
IFB Ser. 03-34, Class WS, IO, 6.686s, 2029	1,947,116	174,575
IFB Ser. 08-20, Class SA, IO, 6.676s, 2038	550,054	50,375
Ser. 383, Class 68, IO, 6 1/2s, 2037	82,956	11,609
Ser. 383, Class 101, IO, 6 1/2s, 2022	60,102	7,165
IFB Ser. 08-41, Class S, IO, 6.486s, 2036	2,002,146	199,363
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	1,000,036	103,358
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	200,188	20,935
IFB Ser. 07-22, Class S, IO, 6.436s, 2037	14,557,194	1,555,652
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	897,196	74,559
IFB Ser. 06-79, Class SI, IO, 6.436s, 2036	566,152	58,943
IFB Ser. 05-90, Class SP, IO, 6.436s, 2035	562,176	50,874
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	696,611	83,511
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	501,136	45,086
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	2,530,263	338,280
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	1,989,507	215,121
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	1,913,735	203,430
IFB Ser. 05-45, Class EW, IO, 6.406s, 2035	540,398	54,696
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	1,393,646	125,239
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	2,046,377	227,729
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	932,847	94,031
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	967,668	113,350
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	1,936,753	223,647
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	1,094,565	132,052
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	1,796,646	191,343
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	455,749	49,074
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	1,643,426	187,022
IFB Ser. 05-29, Class SX, IO, 6.386s, 2035	743,486	75,573
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	795,535	71,359
IFB Ser. 04-92, Class S, IO, 6.386s, 2034	2,599,441	276,182
IFB Ser. 06-104, Class EI, IO, 6.376s, 2036	1,011,908	101,912
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	308,669	34,377
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	1,092,317	111,518
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	965,639	92,072
IFB Ser. 06-116, Class ES, IO, 6.336s, 2036	166,555	14,695
IFB Ser. 04-92, Class SQ, IO, 6.336s, 2034	1,097,483	112,716
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	763,009	84,132
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	1,147,229	106,388
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	127,142	12,511
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	296,445	28,162
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	269,214	23,490
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	950,487	112,032
IFB Ser. 06-111, Class SA, IO, 6.306s, 2036	6,209,331	679,955
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	5,619,124	494,525
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	2,040,936	215,574
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	3,825,535	424,965
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	895,241	101,184
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	1,117,220	119,713
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	2,449,083	253,233
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	1,135,408	108,170
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	321,149	32,468
IFB Ser. 06-17, Class SI, IO, 6.266s, 2036	896,930	88,736
IFB Ser. 06-98, Class SQ, IO, 6.256s, 2036	10,328,982	1,073,509
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	2,791,752	361,584
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	2,559,801	222,283
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	609,014	72,383
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	1,253,022	106,219
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	453,905	40,500
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	3,720,157	322,193
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	1,745,147	148,163
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	2,258,650	228,503
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	787,886	51,640
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	1,209,783	98,972
IFB Ser. 07-W8, Class 2A2, IO, 6.136s, 2037	1,945,367	167,122
IFB Ser. 06-79, Class SH, IO, 6.136s, 2036	1,808,410	190,296
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	2,157,094	214,834
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	930,793	79,701
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	1,182,837	96,505
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	1,099,550	104,123
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	1,099,550	104,123
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	1,099,550	104,123
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	1,099,550	104,123
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	1,099,550	104,123
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	1,754,063	174,259
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	1,008,774	77,963
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	1,627,746	186,289
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	794,085	65,726
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	871,438	88,574
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	3,705,442	368,662
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	2,622,835	267,819
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	1,393,714	102,630
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	1,791,137	174,243
Ser. 383, Class 100, IO, 6s, 2022	65,153	6,557
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	1,493,587	140,370
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	2,032,359	180,135
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	1,306,452	122,021
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	1,069,959	87,801
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	1,852,363	164,890
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	1,225,393	109,529

IFB Ser. 04-46, Class PJ, IO, 5.686s, 2034	900,064	95,063
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	1,259,524	106,629
Ser. 383, Class 18, IO, 5 1/2s, 2038	649,000	77,880
Ser. 383, Class 19, IO, 5 1/2s, 2038	591,131	70,936
Ser. 383, Class 6, IO, 5 1/2s, 2037	504,372	64,142
Ser. 383, Class 7, IO, 5 1/2s, 2037	498,206	59,785
Ser. 383, Class 20, IO, 5 1/2s, 2037	372,477	44,697
Ser. 383, Class 21, IO, 5 1/2s, 2037	350,921	42,110
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	1,431,286	110,624
Ser. 03-W17, Class 12, IO, 1.144s, 2033	1,880,429	56,360
Ser. 06-26, Class NB, 1s, 2036	208,021	183,484
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	3,060,210	49,423
Ser. 03-W10, Class 1A, IO, 0.569s, 2043	2,595,262	35,709
Ser. 02-T18, IO, 0.513s, 2042	5,141,479	68,196
Ser. 06-56, Class XF, zero %, 2036	80,889	72,987
Ser. 06-47, Class VO, Principal Only (PO), zero %, 2036	92,552	68,239
Ser. 06-37, Class ON, PO, zero %, 2036	232,200	192,240
Ser. 05-117, Class MO, PO, zero %, 2036	69,215	67,676
Ser. 05-110, Class KO, PO, zero %, 2035	71,680	61,260
Ser. 05-103, Class OA, PO, zero %, 2035	207,000	182,194
Ser. 05-63, PO, zero %, 2035	23,477	20,029
Ser. 08-37, Class DO, PO, zero %, 2033	273,317	223,909
Ser. 06-59, Class QC, PO, zero %, 2033	182,236	141,761
Ser. 04-61, Class JO, PO, zero %, 2032	207,919	189,017
Ser. 326, Class 1, PO, zero %, 2032	187,576	166,077
Ser. 318, Class 1, PO, zero %, 2032	70,097	58,934
Ser. 314, Class 1, PO, zero %, 2031	334,186	286,210
Ser. 99-51, Class N, PO, zero %, 2029	51,067	45,237
FRB Ser. 06-14, Class DF, zero %, 2036	67,522	64,892
FRB Ser. 05-91, Class EF, zero %, 2035	49,395	46,182
FRB Ser. 06-54, Class CF, zero %, 2035	82,378	79,270
FRB Ser. 05-51, Class FV, zero %, 2035	88,977	78,144
FRB Ser. 05-77, Class HF, zero %, 2034	113,924	110,446
IFB Ser. 06-48, Class FG, zero %, 2036	100,000	88,189
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	635,707	73,106
Ser. T-57, Class 1AX, IO, 0.442s, 2043	1,728,347	15,576
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.238s, 2020	3,857,907	97,489
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7 3/4s, 2039	64,431	63,787
Freddie Mac
IFB Ser. 3182, Class SP, 27.322s, 2032	400,994	472,625
IFB Ser. 3211, Class SI, IO, 26.323s, 2036	294,782	149,218
IFB Ser. 2979, Class AS, 23.102s, 2034	174,997	196,326
IFB Ser. 3105, Class SI, IO, 18.784s, 2036	230,142	89,155
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	1,505,494	151,712
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	1,649,510	235,170
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	1,407,298	190,472
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	3,266,422	481,309
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	2,332,680	341,386
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	1,516,740	167,283
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	702,812	73,331
IFB Ser. 3200, Class SB, IO, 6.831s, 2036	1,115,940	120,348
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	931,421	126,737
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	884,273	101,576
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	292,116	21,572
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	545,731	54,198
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	718,274	60,321
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	1,183,906	115,136
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	618,998	59,097
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	677,380	66,207
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	574,239	64,689
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	1,817,420	199,500
IFB Ser. 3042, Class SP, IO, 6.431s, 2035	917,182	90,851
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	1,057,456	106,803
IFB Ser. 3236, Class ES, IO, 6.381s, 2036	97,012	8,629
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	693,617	71,458
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	1,082,051	124,944
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	1,876,563	210,388
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	453,692	43,737
IFB Ser. 3256, Class S, IO, 6.371s, 2036	1,655,328	182,748
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	603,066	72,115
IFB Ser. 3370, Class TS, IO, 6.351s, 2037	3,437,713	280,791
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	872,790	83,082
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	1,058,759	102,356
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	1,711,142	159,739
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	2,871,455	304,122
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	1,243,273	139,576
IFB Ser. 3033, Class SG, IO, 6.331s, 2035	716,183	59,135
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	3,369,485	347,306
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	325,843	32,943
IFB Ser. 3240, Class S, IO, 6.301s, 2036	2,986,349	310,877
IFB Ser. 3229, Class BI, IO, 6.301s, 2036	103,168	9,342
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	466,608	55,126
IFB Ser. 3210, Class S, IO, 6.281s, 2036	265,625	22,775
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	269,579	31,460
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	2,940,856	293,309
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	1,151,456	147,954
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	960,087	90,144
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	1,350,433	125,315
IFB Ser. 3153, Class UI, IO, 6.251s, 2036	984,640	100,431
IFB Ser. 3424, Class XI, IO, 6.251s, 2036	1,748,351	157,792
IFB Ser. 3485, Class SI, IO, 6.231s, 2036	625,321	75,309
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	1,573,811	179,273
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	1,981,018	224,930
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	866,506	72,190
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	1,819,999	188,137

IFB Ser. 3203, Class SE, IO, 6.181s, 2036	1,564,574	160,516
IFB Ser. 3238, Class LI, IO, 6.171s, 2036	835,281	83,882
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	1,225,433	123,769
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	2,860,145	324,907
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	1,830,515	191,486
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	800,946	90,762
IFB Ser. 3366, Class SA, IO, 6.131s, 2037	1,591,667	144,238
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	1,009,871	87,339
IFB Ser. 3199, Class S, IO, 6.131s, 2036	2,407,264	247,174
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	2,835,690	287,082
IFB Ser. 3261, Class SA, IO, 6.111s, 2037	830,653	83,616
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	1,105,312	84,049
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	1,642,072	165,889
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	1,642,072	165,889
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	1,642,072	165,889
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	1,642,072	165,889
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	2,478,465	250,385
IFB Ser. 3311, Class PI, IO, 6.091s, 2037	1,214,614	101,651
IFB Ser. 3265, Class SC, IO, 6.091s, 2037	581,284	56,156
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	1,836,155	179,169
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	785,637	67,876
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	3,432,165	329,384
IFB Ser. 3502, Class DS, IO, 5.831s, 2039	649,009	57,488
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	1,908,620	174,835
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	4,698,029	435,530
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	1,114,643	105,742
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	2,601,361	226,342
IFB Ser. 3500, Class SE, IO, 5.631s, 2039	712,692	48,166
IFB Ser. 3424, Class UI, IO, 5.441s, 2037	1,216,073	95,008
FRB Ser. 3458, Class FC, 1.02s, 2036	9,631	9,627
FRB Ser. 3069, Class FO, 0.719s, 2035	70,242	68,581
FRB Ser. 3006, Class FA, 0.719s, 2034	166,545	163,214
FRB Ser. 3232, Class FG, 0.619s, 2036	125,236	124,842
Ser. 3331, Class GO, PO, zero %, 2037	102,928	87,060
Ser. 3292, Class DO, PO, zero %, 2037	79,277	64,893
Ser. 3226, Class YI, IO, zero %, 2036	1,725,167	3,828
Ser. 3142, PO, zero %, 2036	36,571	32,581
Ser. 3124, Class DO, PO, zero %, 2036	66,479	56,145
Ser. 3106, PO, zero %, 2036	50,982	43,646
Ser. 3084, Class ON, PO, zero %, 2035	61,047	48,744
Ser. 3078, PO, zero %, 2035	489,426	410,264
Ser. 2989, Class WO, PO, zero %, 2035	47,604	41,448
Ser. 2971, Class KO, PO, zero %, 2035	119,430	118,104
Ser. 2975, Class QO, PO, zero %, 2035	11,720	9,594
Ser. 2980, PO, zero %, 2035	27,101	23,549
Ser. 2981, Class CO, PO, zero %, 2035	86,648	70,767
Ser. 2951, Class JO, PO, zero %, 2035	36,820	30,539
Ser. 2985, Class CO, PO, zero %, 2035	55,860	46,194
Ser. 2858, Class MO, PO, zero %, 2034	32,885	27,299
Ser. 201, PO, zero %, 2029	205,572	174,600
FRB Ser. 3343, Class QF, zero %, 2037	84,671	83,258
FRB Ser. 3345, Class TY, zero %, 2037	163,186	157,007
FRB Ser. 3299, Class FD, zero %, 2037	252,062	230,323
FRB Ser. 3304, Class UF, zero %, 2037	107,000	100,858
FRB Ser. 3289, Class SF, zero %, 2037	310,959	308,753
FRB Ser. 3326, Class XF, zero %, 2037	87,938	83,276
FRB Ser. 3273, Class HF, zero %, 2037	51,453	47,917
FRB Ser. 3235, Class TP, zero %, 2036	31,787	30,417
FRB Ser. 3283, Class KF, zero %, 2036	34,330	32,977
FRB Ser. 3226, Class YW, zero %, 2036	160,762	157,183
FRB Ser. 3332, Class UA, zero %, 2036	37,078	36,730
FRB Ser. 3190, Class TK, zero %, 2036	4,270	4,267
FRB Ser. 3168, Class AT, zero %, 2036	39,964	38,693
FRB Ser. 3251, Class TC, zero %, 2036	437,562	434,125
FRB Ser. 3140, Class KF, zero %, 2036	53,588	51,214
FRB Ser. 3130, Class JF, zero %, 2036	156,468	149,509
FRB Ser. 3168, Class TG, zero %, 2036	80,116	80,034
FRB Ser. 3072, Class TJ, zero %, 2035	82,816	75,627
FRB Ser. 3047, Class BD, zero %, 2035	108,061	98,275
FRB Ser. 3052, Class TJ, zero %, 2035	45,556	42,834
FRB Ser. 3326, Class WF, zero %, 2035	134,297	119,777
FRB Ser. 3030, Class EF, zero %, 2035	72,457	62,336
FRB Ser. 3033, Class YF, zero %, 2035	154,795	142,605
FRB Ser. 3251, Class TP, zero %, 2035	125,505	119,421
FRB Ser. 3263, Class AE, zero %, 2035	178,817	169,385
FRB Ser. 3273, Class TJ, zero %, 2035	92,569	78,911
FRB Ser. 3412, Class UF, zero %, 2035	291,091	273,377
FRB Ser. 2980, Class BU, zero %, 2035	52,381	52,231
FRB Ser. 2980, Class TY, zero %, 2035	32,924	31,046
FRB Ser. 2958, Class TP, zero %, 2035	45,783	40,221
FRB Ser. 2963, Class TW, zero %, 2035	113,068	104,636
FRB Ser. 2958, Class FB, zero %, 2035	66,126	61,248
FRB Ser. 3137, Class TF, zero %, 2034	29,756	29,288
FRB Ser. 2947, Class GF, zero %, 2034	103,879	93,532
FRB Ser. 3006, Class TE, zero %, 2034	34,903	36,373
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.789s, 2033	170,000	131,592
Ser. 00-1, Class G, 6.131s, 2033	596,000	185,407
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	381,577
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 38.31s, 2037	94,367	130,978
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	502,777	80,569
IFB Ser. 08-42, Class AI, IO, 7.372s, 2038	7,055,956	742,160
IFB Ser. 05-68, Class PU, IO, 6.985s, 2032	853,945	91,859
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	613,315	65,833
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034	574,250	42,481
IFB Ser. 07-47, Class SA, IO, 6.782s, 2036	1,045,313	115,699
IFB Ser. 07-35, Class NY, IO, 6.582s, 2035	1,788,002	144,109

IFB Ser. 07-22, Class S, IO, 6.485s, 2037		990,386	100,816
IFB Ser. 05-84, Class AS, IO, 6.485s, 2035		2,661,864	274,401
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037		1,044,129	101,595
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037		1,836,269	174,256
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037		920,948	73,418
IFB Ser. 07-41, Class SM, IO, 6.385s, 2037		325,659	30,889
IFB Ser. 07-41, Class SN, IO, 6.385s, 2037		331,827	30,974
IFB Ser. 04-88, Class S, IO, 6.385s, 2032		1,416,227	90,761
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037		821,901	59,810
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037		180,549	13,403
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037		3,840,742	401,687
IFB Ser. 07-78, Class SA, IO, 6.212s, 2037		5,496,410	444,418
IFB Ser. 06-26, Class S, IO, 6.185s, 2036		4,445,742	387,620
IFB Ser. 08-2, Class SM, IO, 6.182s, 2038		2,091,653	169,997
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037		1,911,958	159,756
IFB Ser. 08-9, Class SK, IO, 6.165s, 2038		2,547,931	228,321
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037		2,748,157	281,086
IFB Ser. 05-71, Class SA, IO, 6.042s, 2035		3,158,016	294,577
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035		1,205,575	110,875
IFB Ser. 06-7, Class SB, IO, 6.005s, 2036		261,416	19,460
IFB Ser. 06-16, Class SX, IO, 5.975s, 2036		1,537,006	135,680
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037		726,759	73,212
IFB Ser. 06-14, Class S, IO, 5.935s, 2036		1,115,582	88,514
IFB Ser. 05-57, Class PS, IO, 5.935s, 2035		1,278,905	120,112
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036		688,030	58,335
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037		2,047,757	175,088
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037		1,877,865	151,332
IFB Ser. 07-21, Class S, IO, 5.882s, 2037		64,736	4,801
IFB Ser. 05-17, Class S, IO, 5.865s, 2035		838,458	77,969
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037		1,040,186	76,690
IFB Ser. 07-62, Class S, IO, 5.832s, 2037		929,853	79,318
IFB Ser. 05-3, Class SN, IO, 5.785s, 2035		3,807,506	332,243
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037		1,229,323	90,644
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034		1,945,202	107,820
Ser. 06-36, Class OD, PO, zero %, 2036		38,097	31,374
FRB Ser. 07-71, Class UC, zero %, 2037		13,124	12,968
FRB Ser. 07-49, Class CF, zero %, 2037		58,882	57,776
FRB Ser. 07-61, Class YC, zero %, 2037		111,118	111,168
FRB Ser. 07-33, Class TB, zero %, 2037		97,296	96,919
FRB Ser. 07-35, Class VF, zero %, 2037		176,588	165,898
FRB Ser. 07-16, Class WF, zero %, 2037		351,343	327,882
FRB Ser. 07-6, Class TD, zero %, 2037		56,777	56,716
FRB Ser. 06-56, Class YF, zero %, 2036		60,548	54,500
FRB Ser. 98-2, Class EA, PO, zero %, 2028		50,278	44,701
Granite Mortgages PLC FRB Ser. 03-2, Class 3C, 7.589s,
2043 (F)	GBP	688,016	134,201
Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 6.032s, 2038		$1,145,000	1,116,597
Ser. 05-GG5, Class A2, 5.117s, 2037		1,727,000	1,663,876
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045		334,000	265,831
Ser. 06-GG6, Class A2, 5.506s, 2038		643,000	622,771
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.235s, 2039		78,915,980	1,025,908
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)		84,852	1,527
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.072s, 2037		3,284,488	1,806,468
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.424s, 2037		1,990,394	1,080,033
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR9, Class 2A1, 6.69s, 2037		964,955	482,478
FRB Ser. 06-AR25, Class 5A1, 6.059s, 2036		747,781	344,595
FRB Ser. 07-AR15, Class 1A1, 5.971s, 2037		940,548	498,490
FRB Ser. 05-AR31, Class 3A1, 5.702s, 2036		2,579,928	1,367,362
FRB Ser. 07-AR11, Class 1A1, 5.292s, 2037		1,202,835	493,162
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.935s, 2036		671,823	396,376
FRB Ser. 06-A6, Class 1A1, 0.474s, 2036		1,115,588	474,071
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051		299,000	128,365
FRB Ser. 07-LD12, Class A3, 6.188s, 2051		2,365,000	1,920,245
FRB Ser. 07-LD11, Class A3, 6.007s, 2049		417,000	329,143
Ser. 07-CB20, Class A3, 5.863s, 2051		834,000	670,923
Ser. 07-CB20, Class A4, 5.794s, 2051		1,386,000	1,044,389
Ser. 06-CB17, Class A4, 5.429s, 2043		1,168,000	932,669
Ser. 06-LDP9, Class A3, 5.336s, 2047		3,036,000	2,327,382
Ser. 08-C2, Class X, IO, 0.644s, 2051		30,039,245	379,447
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.113s, 2051		63,562,909	438,705
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031		253,101	56,842
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A3, 5.43s, 2040		3,587,000	2,592,624
Ser. 07-C1, Class A4, 5.424s, 2040		4,697,000	3,414,151
Ser. 07-C2, Class A2, 5.303s, 2040		2,057,000	1,894,908
Lehman Mortgage Trust
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037		969,656	106,837
IFB Ser. 07-2, Class 2A13, IO, 6.376s, 2037		1,960,793	200,040
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037		2,228,375	224,843
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036		3,812,676	380,429
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036		3,606,128	359,819
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		594,000	35,640
Ser. 04-1A, Class K, 5.45s, 2040		212,000	10,600
Ser. 04-1A, Class L, 5.45s, 2040		96,000	3,840
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		524,411	307,600
Merrill Lynch Capital Funding Corp. Ser. 06-4,

Class XC, IO, 0.148s, 2049		56,421,431	370,017
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.263s, 2028		1,177,519	37,728
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.022s, 2050		222,000	179,827
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		270,000	239,625
Ser. 07-7, Class A2, 5.693s, 2050		802,000	756,617
Ser. 06-3, Class A4, 5.414s, 2046		871,000	671,647
Ser. 06-4, Class A2, 5.112s, 2049		1,062,000	1,004,018
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.881s, 2017		2,477,281	198,183
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.006s, 2037		934,122	93,412
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		1,252,000	732,861
FRB Ser. 08-T29, Class A3, 6.458s, 2043		712,000	633,680
FRB Ser. 07-IQ15, Class A2, 6.036s, 2049		1,632,000	1,482,457
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		1,730,000	86,500
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.428s, 2037		2,633,594	1,106,110
Ser. 05-5AR, Class 2A1, 4.691s, 2035 (F)		1,050,252	498,869
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.185s, 2030		327,112	219,165
Ser. 97-MC2, Class X, IO, 1.988s, 2012		2,570	69
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	41,836
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		806,973	468,044
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		303,000	270,400
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		162,000	89,100
Ser. 03-1A, Class N, 5s, 2018		193,000	98,430
Ser. 04-1A, Class M, 5s, 2018		174,000	85,260
Ser. 04-1A, Class N, 5s, 2018		167,000	68,470
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.671s, 2036		892,149	414,103
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037		3,210,478	285,096
Ser. 07-4, Class 1A4, IO, 1s, 2037		3,468,902	102,865
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.441s, 2037		4,347,694	342,598
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	226,682	240,452
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	444,023	240,615
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	239,290	98,474
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A2, 5.421s, 2047		$2,665,000	2,446,088
Ser. 07-C30, Class A3, 5.246s, 2043		5,030,000	4,383,442
Ser. 07-C34, IO, 0.519s, 2046		16,900,470	256,564
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.619s, 2018		477,000	143,100
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.59s, 2037		6,226,565	3,245,354
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		7,691,528	37,688

Total mortgage-backed securities (cost $141,109,952)			$141,895,297

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (37.9%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, July 1, 2039		$2,000,000	$2,117,812
4 1/2s, TBA, July 1, 2039		16,000,000	15,965,000
			18,082,812

U.S. Government Agency Mortgage Obligations (32.5%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, July 1, 2039		2,000,000	2,129,062
6s, TBA, July 1, 2024		3,000,000	3,175,781
5 1/2s, TBA, July 1, 2024		1,000,000	1,046,250
5s, March 1, 2039		997,324	1,016,803
4 1/2s, May 1, 2039		5,967,215	5,960,688
4 1/2s, TBA, August 1, 2039		17,000,000	16,894,415
4 1/2s, TBA, July 1, 2039		79,000,000	78,802,500
			109,025,499

Total U.S. government and agency mortgage obligations (cost $126,110,263)			$127,108,311

CORPORATE BONDS AND NOTES (19.7%)(a)
		Principal amount	Value

Basic materials (1.2%)
Builders FirstSource, Inc. company guaranty sr. notes
FRN 5.133s, 2012		$270,000	$116,100
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		131,000	134,930
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		841,000	847,308

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		44,000	44,220
Georgia-Pacific Corp. notes 8 1/8s, 2011		55,000	55,000
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011		49,000	50,470
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		173,000	176,028
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		64,000	28,800
International Paper Co. sr. unsec. notes 9 3/8s, 2019		100,000	101,750
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		262,000	116,590
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		224,000	227,080
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		136,000	140,080
Nalco Co. 144A sr. notes 8 1/4s, 2017		28,000	28,140
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		87,171	12,640
Novelis, Inc. company guaranty 7 1/4s, 2015		113,000	85,880
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	50,000	65,988
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$280,000	216,300
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		95,000	83,600
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		269,000	253,533
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	91,800
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)		168,000	180,600
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)		291,000	304,823
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)		338,000	349,830
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		118,000	54,870
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014		115,000	105,225
			3,871,585

Capital goods (1.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		104,000	95,420
Berry Plastics Corp. company guaranty sr. notes FRN
5.881s, 2015		196,000	172,970
Bombardier, Inc. 144A sr. unsec. notes FRN 4.406s,
2013 (Canada)	EUR	100,000	112,671
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$1,625,000	1,527,500
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		516,000	503,100
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.583s, 2015		87,000	70,470
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		607,000	564,510
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		574,000	509,425
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		409,000	333,335
Titan International, Inc. company guaranty 8s, 2012		82,000	74,210
			3,963,611

Communication services (2.0%)
American Tower Corp. sr. unsec. notes 7s, 2017		390,000	377,325
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)		8,000	50
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		59,000	62,245
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		560,000	588,000
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		175,000	180,469
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	517,310
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		435,000	428,475
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015 (WIS)		354,000	351,345
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		543,000	523,995
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		245,000	203,350
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		768,000	794,880
iPCS, Inc. company guaranty sr. notes FRN 3.153s, 2013		140,000	110,600
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	89,438
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		150,000	130,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	322,113
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	71,531
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,501,000	1,512,258
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		383,000	385,873
West Corp. company guaranty 9 1/2s, 2014		129,000	112,875
			6,762,257

Consumer cyclicals (4.0%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	482,000	327,760
AMC Entertainment, Inc. company guaranty 11s, 2016	251,000	242,843
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	205,000	174,763
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	160,000	69,600
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	134,000	108,540
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)	337,021	99,421
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	235,000	176,250
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	155,000	91,450
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	58,000	12,760
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	768,825
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	117,000	113,783
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	938,000	867,650
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,369,000	1,262,903
FelCor Lodging LP company guaranty 9s, 2011 (R)	515,000	453,200
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	621,000	577,530
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	559,000	536,640
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	195,000	193,328
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	196,000	197,960
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	460,000	433,694
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	60,000	48,300
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	725,000	699,625
Jostens IH Corp. company guaranty 7 5/8s, 2012	600,000	598,500
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	795,000	779,100
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	70,000	67,725
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	651,000	639,608
Liberty Media, LLC sr. notes 5.7s, 2013	138,000	119,370
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	169,000	167,944
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	265,000	222,493
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	390,000	195,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015	140,000	107,800
Meritage Homes Corp. sr. notes 7s, 2014	45,000	36,900
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	49,000	44,468
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	132,000	88,110
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	186,000	176,003
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	360,000	231,300
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	378,000	366,660
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	94,000	94,000
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	320,000	273,600
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	337,000	335,315
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	730,000	731,825
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	75,000	61,688
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	318,000	109,710
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015	185,000	146,150
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	115,000	92,288
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	255,000	72,675
Travelport LLC company guaranty 9 7/8s, 2014	166,000	110,390
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	220,000	27,225
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)	231,104	1,156
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)	83,000	166
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)	239,000	598
		13,354,592

Consumer staples (0.5%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)	88,274	1,363
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016	285,000	198,075
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017	23,000	21,275
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	111,000	102,675
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	567,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	321,000	317,790
Rite Aid Corp. company guaranty 9 1/2s, 2017	277,000	180,050
Rite Aid Corp. sec. notes 7 1/2s, 2017	315,000	246,488
United Rentals North America, Inc. company guaranty
sr. unsec. notes 6 1/2s, 2012	211,000	204,670
		1,839,386

Energy (3.6%)
Arch Western Finance, LLC company guaranty sr. notes

6 3/4s, 2013		1,347,000	1,229,138
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		320,000	198,400
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,031,000	987,183
Chesapeake Energy Corp. sr. notes 7s, 2014		279,000	258,075
Complete Production Services, Inc. company guaranty
8s, 2016		515,000	440,325
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		510,000	489,600
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		210,000	127,050
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		315,000	299,250
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		600,000	594,864
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	449,800
Forest Oil Corp. sr. notes 8s, 2011		540,000	537,300
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		176,000	157,307
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Russia)		166,000	160,069
Harvest Operations Corp. sr. notes 7 7/8s, 2011		584,000	490,560
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		390,000	355,875
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		517,000	468,531
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		180,000	158,850
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		348,000	320,595
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		232,897	236,513
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		315,000	322,540
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 5 3/4s, 2018 (Mexico)		170,000	156,400
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		865,000	933,162
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		169,000	168,155
Petroleos Mexicanos 144A notes 8s, 2019 (Mexico)		507,000	550,095
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		215,000	180,600
Petroplus Finance, Ltd. 144A company guaranty 6 3/4s,
2014 (Bermuda)		355,000	305,300
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		70,000	65,450
Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	70,000
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		425,000	428,188
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		451,000	447,618
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		232,000	220,400
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		310,000	265,050
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		150,000	155,453
			12,227,696

Financials (3.6%)
Banco Do Brasil 144A sr. unsec. 5.002s, 2017 (Brazil)	BRL	536,000	256,525
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.683s, 2012		$993,438	864,347
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010		58,000	56,550
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		25,000	21,200
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		403,000	336,505
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		53,000	46,375
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		512,000	427,520
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.868s, 2014		39,000	27,300
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	69,944
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		65,000	53,056
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 6.46s,
2017		1,000,000	748,400
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
11.73s, 2011	RUB	22,000,000	641,500
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.17s,
2012	INR	19,000,000	393,090
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$100,000	90,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	204,750
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s,
2011		365,000	337,982
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		250,000	220,198
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Luxembourg)		1,425,000	1,439,250
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		630,000	627,249
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		1,400,000	1,303,582
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.758s, 2014		60,000	39,000
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		1,925,000	1,915,375

VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)	2,025,000	1,877,297
		11,997,495

Government (--%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Mexico)	50,750	51,052
		51,052

Health care (1.5%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	197,000	193,060
DaVita, Inc. company guaranty 6 5/8s, 2013	153,000	144,203
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	205,000	187,063
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	84,000	83,160
HCA, Inc. sr. sec. notes 9 1/4s, 2016	561,000	552,585
HCA, Inc. sr. sec. notes 9 1/8s, 2014	282,000	279,180
Omnicare, Inc. company guaranty 6 3/4s, 2013	195,000	175,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	545,000	491,863
Select Medical Corp. company guaranty 7 5/8s, 2015	547,000	444,438
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	724,000	673,320
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	300,000	208,500
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
zero %, 2015 (PIK)	110,000	84,700
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	295,000	309,750
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	295,000	297,213
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	491,000	470,133
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	305,000	314,150
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	173,000	162,188
		5,071,006

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	334,000	222,110
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)	80,000	81,600
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	275,000	229,969
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	155,000	128,844
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	550,000	277,750
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	14,000	4,760
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	700,000	698,250
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	470,000	438,863
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)	13,000	16
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	136,000	99,110
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	340,000	321,300
		2,502,572

Transportation (0.1%)
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	295,000	266,975
		266,975

Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	130,000	120,900
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	235,000	235,000
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	160,000	166,479
CMS Energy Corp. sr. notes 7 3/4s, 2010	180,000	187,473
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	151,000	123,065
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	69,000	61,755
Edison Mission Energy sr. unsec. notes 7.2s, 2019	275,000	204,875
Edison Mission Energy sr. unsec. notes 7s, 2017	23,000	17,653
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	115,000	109,825
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	1,589,000	1,549,275
NRG Energy, Inc. sr. notes 7 3/8s, 2016	235,000	222,369
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	655,000	677,925
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	185,000	190,771
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012	280,000	284,899
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 6 3/4s, 2015	32,000	30,705
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	18,000	18,626
		4,201,595

Total corporate bonds and notes (cost $72,570,158)		$66,109,822

ASSET-BACKED SECURITIES (12.4%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.004s, 2035	$74,142	$25,342
FRB Ser. 05-4, Class A2C, 0.524s, 2035	28,084	23,927

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.464s, 2036		107,000	21,782
FRB Ser. 06-HE3, Class A2C, 0.464s, 2036		115,000	29,979
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.064s, 2033		199,684	36,858
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	42,130
Ser. 04-1A, Class E, 6.42s, 2039		361,000	64,980
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.584s, 2033		24,453	2,998
FRB Ser. 06-W4, Class A2C, 0.474s, 2036		204,000	65,155
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.314s, 2033		166,321	110,173
FRB Ser. 05-WMC1, Class M1, 0.754s, 2035		31,000	13,330
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.504s, 2036		32,365	16,640
FRB Ser. 06-HE4, Class A5, 0.474s, 2036		122,296	72,732
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.015s, 2033		233,056	86,231
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.564s, 2034		58,452	17,038
FRB Ser. 06-PC1, Class M9, 2.064s, 2035		71,399	714
FRB Ser. 05-HE1, Class M3, 1.244s, 2035		223,000	107,470
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		479,746	249,529
Ser. 00-A, Class A2, 7.575s, 2030		1,275,676	654,130
Ser. 99-B, Class A4, 7.3s, 2016		627,625	301,249
Ser. 99-B, Class A3, 7.18s, 2015		1,056,233	515,496
FRB Ser. 00-A, Class A1, 0.479s, 2030		137,997	20,945
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	487,360
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.734s, 2035		47,073	20,901
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,296,579	936,117
Ser. 00-4, Class A6, 8.31s, 2032		3,095,438	2,172,282
Ser. 00-5, Class A7, 8.2s, 2032		476,000	348,324
Ser. 00-1, Class A5, 8.06s, 2031		879,386	581,432
Ser. 00-4, Class A5, 7.97s, 2032		175,564	120,303
Ser. 00-5, Class A6, 7.96s, 2032		582,463	431,514
Ser. 02-1, Class M1F, 7.954s, 2033		44,000	26,485
Ser. 01-3, Class M2, 7.44s, 2033		39,390	1,127
Ser. 01-4, Class A4, 7.36s, 2033		179,375	153,846
Ser. 00-6, Class A5, 7.27s, 2031		67,383	55,790
Ser. 01-1, Class A5, 6.99s, 2032		3,939,478	3,198,723
Ser. 01-3, Class A4, 6.91s, 2033		2,574,524	2,120,942
Ser. 02-1, Class A, 6.681s, 2033		701,070	642,611
FRB Ser. 02-1, Class M1A, 2.359s, 2033		2,249,000	773,899
FRB Ser. 01-4, Class M1, 2.07s, 2033		295,000	70,550
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.834s, 2035		47,000	34,543
FRB Ser. 05-14, Class 3A2, 0.554s, 2036		22,075	17,104
Countrywide Asset-Backed Certificates FRB Ser. 06-4,
Class 2A2, 0.494s, 2036		1,099,585	725,726
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.384s, 2037		986,957	484,793
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		431,000	129,300
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.984s, 2035		73,605	33,093
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.464s, 2036		173,000	60,426
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.644s, 2036		244,000	85,339
FRB Ser. 06-2, Class 2A3, 0.484s, 2036		353,000	91,946
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		687,000	652,536
Granite Mortgages PLC FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (F)	EUR	1,430,000	237,906
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$861,059	774,953
Ser. 94-4, Class B2, 8.6s, 2019		351,873	203,883
Ser. 93-1, Class B, 8.45s, 2018		308,646	226,004
Ser. 99-5, Class A5, 7.86s, 2030		3,726,513	2,837,792
Ser. 96-8, Class M1, 7.85s, 2027		387,000	199,384
Ser. 95-8, Class B1, 7.3s, 2026		362,579	201,028
Ser. 95-4, Class B1, 7.3s, 2025		371,800	243,978
Ser. 96-10, Class M1, 7.24s, 2028		41,000	31,269
Ser. 97-6, Class M1, 7.21s, 2029		1,087,000	507,385
Ser. 98-2, Class A6, 6.81s, 2027		356,790	316,191
Ser. 99-3, Class A7, 6.74s, 2031		637,561	582,202
Ser. 98-4, Class A6, 6.53s, 2030		167,291	136,848
Ser. 99-2, Class A7, 6.44s, 2030		41,983	30,215
Ser. 99-1, Class A6, 6.37s, 2025		18,000	16,381
Ser. 98-4, Class A5, 6.18s, 2030		422,124	340,143
Ser. 99-1, Class A5, 6.11s, 2023		96,055	95,107
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,551,680	1,008,592
Ser. 99-5, Class M1A, 8.3s, 2026		157,000	91,389
Ser. 99-5, Class A4, 7.59s, 2028		33,928	30,789
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		137,877	136,498
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.464s, 2036		526,000	138,639
FRB Ser. 07-HE2, Class A2A, 0.434s, 2047		1,327,792	909,538
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.314s, 2030		379,000	18,950
FRB Ser. 05-1A, Class E, 2.114s, 2030		83,828	8,383
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.644s, 2036		122,000	47,025
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,

Class A4, 0.604s, 2035		103,000	30,838
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		1,056,927	707,100
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,066,538	633,133
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 3.065s,
2037		1,260,000	189,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		1,682,586	731,925
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.934s, 2035		255,000	86,999
FRB Ser. 06-4, Class 2A4, 0.574s, 2036		117,000	30,844
FRB Ser. 06-1, Class 2A3, 0.504s, 2036		130,925	58,411
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.564s, 2032		1,046,356	627,814
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.464s, 2036		61,000	24,182
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		107,812	47,968
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.514s, 2034		69,835	5,575
FRB Ser. 05-HE2, Class M5, 0.994s, 2035		160,000	113,937
FRB Ser. 05-HE1, Class M3, 0.834s, 2034		160,000	98,494
FRB Ser. 06-NC4, Class M2, 0.614s, 2036		223,000	1,358
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		40,882	38,500
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 2.364s, 2033		12,581	5,084
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.474s, 2036		146,000	54,229
FRB Ser. 06-2, Class A2C, 0.464s, 2036		146,000	36,239
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		972,425	457,040
Ser. 99-D, Class A1, 7.84s, 2029		825,909	561,618
Ser. 00-A, Class A2, 7.765s, 2017		119,706	62,860
Ser. 95-B, Class B1, 7.55s, 2021		298,629	166,935
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	622,990
Ser. 02-B, Class A4, 7.09s, 2032		343,728	265,842
Ser. 99-B, Class A4, 6.99s, 2026		853,669	650,830
Ser. 00-D, Class A3, 6.99s, 2022		173,179	166,801
Ser. 02-A, Class A4, 6.97s, 2032		50,464	35,325
Ser. 01-D, Class A4, 6.93s, 2031		652,445	433,739
Ser. 01-E, Class A4, 6.81s, 2031		861,701	667,740
Ser. 99-B, Class A3, 6.45s, 2017		203,371	156,320
Ser. 01-C, Class A2, 5.92s, 2017		875,476	355,970
Ser. 02-C, Class A1, 5.41s, 2032		1,055,261	696,472
Ser. 01-D, Class A2, 5.26s, 2019		130,415	78,838
Ser. 01-E, Class A2, 5.05s, 2019		914,675	623,918
Ser. 02-A, Class A2, 5.01s, 2020		221,778	113,727
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		157,214	126,190
FRB Ser. 01-B, Class A2, 0.694s, 2018		42,445	23,816
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.144s, 2036		104,000	11,455
FRB Ser. 04-MCW1, Class A2, 0.694s, 2034		70,038	59,044
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.444s, 2036		225,000	75,095
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.504s, 2036		126,766	70,097
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037		176,000	55,725
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 1.044s, 2035		360,962	250,551
Ser. 01-KS3, Class AII, 0.774s, 2031		1,338,347	810,641
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.964s, 2035		160,000	1,318
FRB Ser. 07-NC2, Class A2B, 0.454s, 2037		165,000	46,880
FRB Ser. 07-BR5, Class A2A, 0.444s, 2037		423,748	256,367
FRB Ser. 07-BR4, Class A2A, 0.404s, 2037		379,337	231,029
FRB Ser. 07-BR3, Class A2A, 0.384s, 2037		2,770,727	1,662,436
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.524s, 2036		246,000	58,133
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.484s, 2036		117,000	66,177
FRB Ser. 06-3, Class A3, 0.474s, 2036		529,000	214,362
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.156s, 2038		140,000	1,400
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.574s, 2036		117,000	2,716
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.602s, 2015		1,685,121	1,044,775
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		467,000	28,020
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		390,000	29,250
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.424s, 2037		910,389	509,818
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.992s, 2044 (United Kingdom)		256,909	30,829

Total asset-backed securities (cost $61,239,596)			$41,611,031

FOREIGN GOVERNMENT BONDS AND NOTES (8.2%)(a)
		Principal amount	Value

Argentina (Republic of) bonds Ser. VII, zero %, 2013		$47,000	$27,918
Argentina (Republic of) bonds FRB zero %, 2013		1,431,000	449,334
Argentina (Republic of) sr. unsec. unsub. bond FRN
Ser. STRP, 1.683s, 2009		10,181,000	1,282,806
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	2,039,000	285,460
Argentina (Republic of) sr. unsec. unsub. bonds FRB

1.683s, 2012		$10,181,000	2,443,440
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019		535,000	536,070
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,500	667,373
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$795,000	802,155
Brazil (Federal Republic of) sr. unsec. bonds 6s, 2017		790,000	815,762
Colombia (Republic of) sr. unsec. unsub. notes 10s,
2012		557,000	643,084
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015 (In default) (NON)		125,000	88,599
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,590,000	1,583,354
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014		325,000	335,125
Israel (State of) bonds 5 1/8s, 2019		113,000	112,172
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	249,964,000	2,257,538
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	716,696,000	6,508,141
Peru (Republic of) sr. unsec. unsub. notes 7 1/8s, 2019		$942,000	1,003,230
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		1,564,800	1,537,166
Spain (Government of) bonds Ser. REGS, 5.4s, 2011		1,000,000	1,511,687
Turkey (Republic of) bonds 16s, 2012	TRY	175,000	121,393
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		810,000	836,422
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		900,000	939,195
Ukraine (Government of) 144A sr. unsec. notes FRN
5.151s, 2009		455,000	443,493
Venezuela (Republic of) bonds 8 1/2s, 2014		100,000	70,386
Venezuela (Republic of) unsec. note FRN Ser. REGS,
2.101s, 2011		770,000	620,050
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,985,000	1,621,685
Venezuela (Republic of) unsub. bonds Ser. REGS,
5 3/8s, 2010		27,000	25,248

Total foreign government bonds and notes (cost $28,306,708)			$27,568,286

SENIOR LOANS (8.1%)(a)(c)
		Principal amount	Value

Basic materials (0.7%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.32s, 2012		$261,728	$246,173
Huntsman International, LLC bank term loan FRN Ser. B,
2.058s, 2014		1,405,657	1,254,548
NewPage Holding Corp. bank term loan FRN 4.067s, 2014		256,840	221,096
Novelis, Inc. bank term loan FRN Ser. B, 3.22s, 2014		501,953	436,281
Novelis, Inc. bank term loan FRN Ser. B, 2.32s, 2014		228,156	198,306
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 4.595s, 2014		71,169	71,792
			2,428,196

Capital goods (0.5%)
Graham Packaging Co., LP bank term loan FRN 2.679s,
2011		96,536	91,520
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.22s, 2014		38,254	25,893
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.616s, 2014		739,817	500,764
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 6.476s, 2014		228,666	201,226
Polypore, Inc. bank term loan FRN Ser. B, 2.59s, 2014		310,524	283,353
Sensata Technologies BV bank term loan FRN 2.803s,
2013 (Netherlands)		276,114	208,926
Sequa Corp. bank term loan FRN 4.057s, 2014		404,956	315,191
Wesco Aircraft Hardware Corp. bank term loan FRN
2.57s, 2013		114,000	99,408
			1,726,281

Communication services (1.4%)
Cebridge Connections, Inc. bank term loan FRN 4.819s,
2014		115,000	97,558
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014		227,125	222,583
Charter Communications, Inc. bank term loan FRN
9 1/4s, 2014		929,731	837,339
Charter Communications, Inc. bank term loan FRN
5 1/4s, 2014		200,000	158,350
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2015		477,789	357,148
Insight Midwest, LP bank term loan FRN Ser. B, 2.32s,
2014		130,326	120,714
Intelsat Corp. bank term loan FRN Ser. B2, 2.819s, 2011		209,955	190,684
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.819s,
2013		210,019	190,742
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.819s,
2013		209,955	190,684
Intelsat, Ltd. bank term loan FRN 3.319s, 2014
(Bermuda)		460,000	380,363
Intelsat, Ltd. bank term loan FRN Ser. B, 2.819s, 2013
(Bermuda)		585,000	544,677
Level 3 Communications, Inc. bank term loan FRN
3.155s, 2014		108,000	89,606
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014		95,000	97,613
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.79s, 2015		545,839	499,442
Mediacom Communications Corp. bank term loan FRN Ser.

D2, 2.04s, 2015	117,000	106,880
MetroPCS Wireless, Inc. bank term loan FRN 3.066s, 2013	219,769	208,754
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.819s, 2013	84,865	80,834
TW Telecom, Inc. bank term loan FRN Ser. B, 2.32s, 2013	231,050	215,710
West Corp. bank term loan FRN 2.689s, 2013	112,964	103,281
		4,692,962

Consumer cyclicals (3.0%)
Affinion Group, Inc. bank term loan FRN Ser. B,
2.809s, 2013	893,898	842,499
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.071s, 2014	433,384	342,528
Building Materials Holdings Corp. bank term loan FRN
3.067s, 2014	153,615	133,338
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	97,491	81,405
Cenveo, Inc. bank term loan FRN Ser. C, 5.109s, 2014	230,707	215,135
Cenveo, Inc. bank term loan FRN Ser. DD, 5.109s, 2014	7,687	7,168
Citadel Communications bank term loan FRN Ser. B,
2.953s, 2014	425,000	220,292
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 3 3/4s, 2012	220,103	142,516
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 3 3/4s, 2012	549,806	355,999
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	236,003	194,113
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.58s, 2014	220,000	51,242
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.31s, 2014	513,424	119,585
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.328s, 2014	191,576	44,621
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.31s,
2014	101,818	67,964
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.475s, 2014	57,964	38,691
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	898,895	856,197
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 4.092s, 2015	183,797	134,172
Isle of Capri Casinos, Inc. bank term loan FRN 2.97s,
2014	228,479	205,746
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
2.97s, 2014	70,464	63,453
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
2.069s, 2014	91,392	82,298
Lear Corp. bank term loan FRN 3.168s, 2013	875,866	609,092
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.676s, 2013	123,392	97,651
National Bedding Co. bank term loan FRN 2.38s, 2011	89,851	76,673
Navistar Financial Corp. bank term loan FRN 4.271s,
2012	218,667	188,190
Navistar International Corp. bank term loan FRN
3.569s, 2012	601,333	517,523
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	488,317	381,375
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	272,554	212,763
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 2.643s, 2014	415,438	176,561
Realogy Corp. bank term loan FRN 0.166s, 2013	165,224	118,961
Realogy Corp. bank term loan FRN Ser. B, 4.177s, 2013	613,690	441,857
Six Flags Theme Parks bank term loan FRN 3.366s, 2015	540,114	506,550
Travelport bank term loan FRN 3.47s, 2013	20,934	16,355
Travelport bank term loan FRN Ser. B, 3.146s, 2013	195,864	153,019
Travelport bank term loan FRN Ser. DD, 2.819s, 2013	49,776	38,919
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	948,000	319,555
TRW Automotive, Inc. bank term loan FRN Ser. B,
1 7/8s, 2014	287,300	252,345
United Components, Inc. bank term loan FRN Ser. D,
3.21s, 2012	388,444	332,120
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6s, 2011	969,872	945,625
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.569s, 2014	175,000	130,062
Visteon Corp. bank term loan FRN Ser. B, 4 1/4s, 2013	480,000	196,800
Yankee Candle Co., Inc. bank term loan FRN 3.207s, 2014	117,445	104,526
		10,015,484

Consumer staples (0.5%)
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.965s,
2013	35,598	35,597
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.974s,
2013	132,640	132,639
Dole Food Co., Inc. bank term loan FRN 1.139s, 2013	20,311	20,311
Jarden Corp. bank term loan FRN Ser. B1, 2.97s, 2012	223,104	211,112
Jarden Corp. bank term loan FRN Ser. B2, 2.97s, 2012	101,421	95,970
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.066s, 2014	500,834	444,699
Rite-Aid Corp. bank term loan FRN Ser. B, 2.07s, 2014	98,750	78,577
RSC Equipment Rental, Inc. bank term loan FRN 4.482s,
2013	256,000	195,840
Spectrum Brands, Inc. bank term loan FRN 2.803s, 2013
(In default) (NON)	30,543	27,081
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.019s, 2013 (In default) (NON)	528,533	468,632

			1,710,458

Energy (0.3%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.314s,
2012		220,000	187,000
Hercules Offshore, Inc. bank term loan FRN Ser. B,
2.96s, 2013		242,499	210,974
MEG Energy Corp. bank term loan FRN 3.22s, 2013
(Canada)		96,750	86,591
MEG Energy Corp. bank term loan FRN Ser. DD, 3.22s,
2013 (Canada)		98,625	88,023
Petroleum Geo-Services ASA bank term loan FRN 2.97s,
2015 (Norway)		143,000	131,203
Targa Resources, Inc. bank term loan FRN 2.33s, 2012		264,620	252,712
Targa Resources, Inc. bank term loan FRN 1.095s, 2012		153,871	146,947
			1,103,450

Financials (0.1%)
Hub International, Ltd. bank term loan FRN Ser. B,
3.72s, 2014		140,114	122,367
Hub International, Ltd. bank term loan FRN Ser. DD,
3.72s, 2014		31,494	27,504
			149,871

Health care (0.8%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.898s, 2014		528,100	474,450
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.569s, 2014		27,184	24,423
Health Management Associates, Inc. bank term loan FRN
2.97s, 2014		1,293,070	1,136,487
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.319s, 2014		120,666	110,259
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		32,503	29,699
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 6.289s, 2014		389,075	299,588
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.319s, 2014		348,691	318,616
LifePoint, Inc. bank term loan FRN Ser. B, 2.295s, 2012		227,830	215,826
Select Medical Corp. bank term loan FRN Ser. B,
2.721s, 2012		15,000	14,088
Sun Healthcare Group, Inc. bank term loan FRN 2.1s,
2014		35,012	30,723
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.175s, 2014		123,840	108,670
			2,762,829

Technology (0.4%)
Compucom Systems, Inc. bank term loan FRN 3.82s, 2014		124,442	111,998
First Data Corp. bank term loan FRN Ser. B1, 3.065s,
2014		387,620	289,746
First Data Corp. bank term loan FRN Ser. B3, 3.065s,
2014		224,451	167,707
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.381s, 2014 (Singapore)		172,157	141,415
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.037s, 2014 (Singapore)		599,106	492,123
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014		110,662	96,552
			1,299,541

Utilities and power (0.4%)
Dynegy Holdings, Inc. bank term loan FRN 1.82s, 2013		194,000	173,522
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.821s, 2014		269,372	192,028
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.821s, 2014		195,940	139,632
NRG Energy, Inc. bank term loan FRN 2.72s, 2014		320,081	300,512
NRG Energy, Inc. bank term loan FRN 1.12s, 2014		171,715	161,217
Reliant Energy, Inc. bank term loan FRN 0.3s, 2014		450,000	397,768
			1,364,679

Total senior loans (cost $33,125,460)			$27,253,751

PURCHASED OPTIONS OUTSTANDING (3.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$18,927,000	$2,430,416
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	18,927,000	2,394,654
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	18,927,000	132,031
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%

versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		18,927,000	147,820
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235		19,098,000	1,031,292
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23		19,098,000	1,027,472
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03		32,120,000	3,264,677
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03		32,120,000	604,820

Total purchased options outstanding (cost $7,011,266)				$11,033,182

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012			$525,000	$412,125
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)			395,000	134,300
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	213,281

Total convertible bonds and notes (cost $1,021,832)				$759,706

PREFERRED STOCKS (--%)(a)
			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			228	$98,054

Total preferred stocks (cost $76,202)				$98,054

COMMON STOCKS (--%)(a)
			Shares	Value

AboveNet, Inc. (NON)			307	$24,861
Bohai Bay Litigation, LLC (Units) (F)			991	46,072
Vertis Holdings, Inc. (F)(NON)			11,336	11

Total common stocks (cost $10,915)				$70,944

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	118	$6,785
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	3,380	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	508	14,246
Vertis Holdings, Inc. (F)	10/18/15	$0.01	752	--

Total warrants (cost $19,322)				$21,031

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired various dates from 12/2/04 to 12/22/04,
cost $109,821) (RES)			2,393	$2,991
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			667	834

Total convertible preferred stocks (cost $738,520)				$3,825

SHORT-TERM INVESTMENTS (9.4%)(a)
		Principal amount/shares		Value

Putnam Money Market Liquidity Fund (e)			16,606,745	$16,606,745
U.S. Treasury Bills for an effective yield of zero%,
maturity date November 19, 2009 (i)			$1,652,000	1,650,348
SSgA Prime Money Market Fund (i)			7,950,000	7,950,000
U.S. Treasury Cash Management Bills with yields
ranging from 0.44% to 0.47%, maturity date
April 1, 2010 (SEG)			5,385,000	5,365,759

Total short-term investments (cost $31,573,175)				$31,572,852

TOTAL INVESTMENTS

Total investments (cost $502,913,369) (b)				$475,106,092

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/09 (aggregate face value $61,558,395) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,569,774	$16,579,611	7/15/09	$(9,837)
British Pound	500,572	500,993	7/15/09	(421)
Canadian Dollar	269,998	287,351	7/15/09	(17,353)
Danish Krone	253,865	258,552	7/15/09	(4,687)
Euro	10,838,349	10,846,595	7/15/09	(8,246)
Hungarian Forint	1,123,371	1,071,698	7/15/09	51,673
Japanese Yen	9,530,192	9,592,019	7/15/09	(61,827)
Malaysian Ringgit	160,414	161,100	7/15/09	(686)
Mexican Peso	12,243	12,090	7/15/09	153
New Zealand Dollar	5,483	5,420	7/15/09	63
Norwegian Krone	10,977,851	11,334,359	7/15/09	(356,508)
Polish Zloty	4,364,287	4,318,661	7/15/09	45,626
South African Rand	1,281,425	1,219,753	7/15/09	61,672
Swedish Krona	3,165,408	3,249,913	7/15/09	(84,505)
Swiss Franc	2,076,498	2,120,280	7/15/09	(43,782)

Total				$(428,665)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/09 (aggregate face value $46,950,927) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$26,771	$26,843	7/15/09	$72
Brazilian Real	1,262,871	1,267,000	7/15/09	4,129
British Pound	8,351,945	8,271,419	7/15/09	(80,526)
Canadian Dollar	5,134,474	5,478,251	7/15/09	343,777
Czech Koruna	1,631,030	1,590,423	7/15/09	(40,607)
Euro	1,702,916	1,702,374	7/15/09	(542)
Hungarian Forint	1,138,610	1,085,544	7/15/09	(53,066)
Japanese Yen	78,433	78,734	7/15/09	301
Norwegian Krone	2,498,582	2,596,783	7/15/09	98,201
Polish Zloty	2,658,293	2,631,369	7/15/09	(26,924)
South African Rand	1,252,562	1,193,567	7/15/09	(58,995)
Swedish Krona	6,044,093	6,165,538	7/15/09	121,445
Swiss Franc	14,514,292	14,738,546	7/15/09	224,254
Turkish Lira	124,850	124,536	7/15/09	(314)

Total				$531,205

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	2	$1,144,206	Sep-09	$1,204
Canadian Government Bond 10 yr (Long)	4	417,562	Sep-09	(5,732)
Euro-Bund 10 yr (Long)	199	33,829,268	Sep-09	473,601
Euro-Dollar 90 day (Short)	352	87,410,400	Sep-09	(1,365,886)
Euro-Dollar 90 day (Short)	617	152,854,038	Dec-09	(3,594,301)
Euro-Dollar 90 day (Short)	21	5,188,313	Mar-10	(131,495)
Euro-Euribor Interest Rate 90 day (Long)	49	16,810,303	Dec-10	23,233
Euro-Euribor Interest Rate 90 day (Long)	58	19,970,180	Sep-10	59,318
Euro-Euribor Interest Rate 90 day (Short)	49	16,995,192	Dec-09	(115,276)
Euro-Euribor Interest Rate 90 day (Short)	58	20,144,241	Sep-09	(115,833)
Euro-Schatz 2 yr (Short)	237	35,903,509	Sep-09	(73,215)
Japanese Government Bond 10 yr (Short)	22	31,536,226	Sep-09	(288,768)
Japanese Government Bond 10 yr Mini (Short)	6	860,702	Sep-09	(15,408)
Sterling Interest Rate 90 day (Long)	10	2,003,509	Sep-10	(9,866)
Sterling Interest Rate 90 day (Long)	10	2,034,580	Sep-09	(6,077)
U.K. Gilt 10 yr (Short)	92	17,882,177	Sep-09	(184,350)
U.S. Treasury Bond 20 yr (Long)	352	41,662,500	Sep-09	350,360
U.S. Treasury Note 2 yr (Short)	3	648,656	Sep-09	1,180
U.S. Treasury Note 5 yr (Short)	137	15,716,469	Sep-09	157,342
U.S. Treasury Note 10 yr (Long)	278	32,321,844	Sep-09	212,658

Total				$(4,627,311)

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $8,022,791) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	$50,458,000	Nov-09/4.40	$3,218,211
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	19,098,000	Jun-10/5.235	425,885
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	1,469,000	Sep-13/4.82	66,560
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	25,011,500	May-12/5.51	2,807,041
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	19,098,000	Jun-10/5.23	425,694
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	50,458,000	Nov-09/4.40	1,151,956
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	1,469,000	Sep-13/4.82	58,393
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	25,011,500	May-12/5.51	1,165,786

Total			$9,319,526

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $68,598,984) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, July 1, 2039	$70,000,000	7/13/09	$69,825,000

Total			$69,825,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$32,178,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$744,167

	23,500,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(1,748,447)

	7,133,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(333,729)

	13,613,000		(57,362)	10/8/38	3 month USD-LIBOR-BBA	4.30%	367,016

	28,409,000		25,825	10/20/10	3 month USD-LIBOR-BBA	3.00%	834,144

	219,700,000		(78,193)	11/26/10	3 month USD-LIBOR-BBA	2.35%	3,980,429

	550,228,000		--	12/22/10	3 month USD-LIBOR-BBA	1.515%	2,826,281

	54,651,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(4,357,087)

	18,938,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(460,668)

	23,910,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	976,098

	11,889,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,434,133)

Barclays Bank PLC
	76,136,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	982,059

	28,963,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(2,519,863)

Citibank, N.A.
JPY	1,134,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(645,905)

GBP	16,820,000	(E)	--	6/9/11	6 month GBP-LIBOR-BBA	3.0575%	30,733

GBP	16,820,000		--	6/9/10	1.7075%	6 month GBP-LIBOR-BBA	(38,657)

GBP	16,870,000	(E)	--	6/10/11	6 month GBP-LIBOR-BBA	3.09%	38,322

EUR	3,689,000	(E)	--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	16,211

EUR	4,216,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	13,518

MXN	33,510,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	199,474

MXN	10,055,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	60,973

	$95,602,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	3,979,430

	6,895,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(430,903)

	302,431,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	9,456,092

	8,078,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	211,315

	30,650,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(567,529)

	102,606,000		--	3/30/11	3 month USD-LIBOR-BBA	1.535%	712,449

MXN	12,400,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	569

	$10,396,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	1,504,462

	12,349,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	637,923

Citibank, N.A., London
JPY	1,300,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	651,251

Credit Suisse International
	$11,827,400		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(408,009)

	4,042,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(225,809)

	124,287,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,875,347

	13,961,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	515,745

	18,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(1,404,649)

	23,950,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	5,906,820

	14,255,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	114,632

	6,455,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(585,358)

SEK	63,730,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	(17,720)

	$4,180,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	459,194

SEK	63,730,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(41,516)

EUR	5,980,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	45,505

EUR	12,010,000		--	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	76,832

SEK	79,760,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(6,006)

SEK	79,760,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	(2,740)

	$11,675,000		--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(296,561)

SEK	26,590,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(5,696)

SEK	26,590,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	2,180

	$9,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	241,604

Deutsche Bank AG
	45,054,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	703,410

	273,775,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(31,294)

	3,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	120,741

EUR	16,820,000	(E)	--	6/11/11	6 month EUR-EURIBOR-REUTERS	2.45%	61,872

EUR	16,820,000		--	6/11/10	1.617%	6 month EUR-EURIBOR-REUTERS	(55,343)

EUR	16,860,000	(E)	--	6/14/11	6 month EUR-EURIBOR-REUTERS	2.47%	64,623

	$9,268,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(1,055,482)

	125,936,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,825,969

	97,260,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	934,745

ZAR	12,120,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	38,506

	$70,018,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	413,544

	79,355,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	540,325

	28,551,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(288,508)

	20,515,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(3,479,031)

	332,987,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	1,840,784

	4,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	133,441

	23,757,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	636,394

	49,838,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	1,377,856

	34,300,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(3,783,963)

	109,800,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	1,134,914

	12,754,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,458,012)

	208,867,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	1,973,365

	89,668,000		--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(6,487,097)

	20,377,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(1,922,741)

	41,011,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	385,368

	285,446,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	1,259,886

	48,326,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(3,869,854)

	9,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	33,434

	5,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	29,575

	4,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	19,189

	65,000,000		--	2/17/14	2.55%	3 month USD-LIBOR-BBA	343,367

	25,000,000		--	2/17/39	3.31%	3 month USD-LIBOR-BBA	3,394,342

	21,612,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	204,558

	106,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	706,987

	41,000,000		--	3/4/39	3.37174%	3 month USD-LIBOR-BBA	5,154,788

	2,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(45,714)

	1,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(19,953)

	1,100,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(18,714)

	202,712,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	1,086,487

	3,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	60,238

	84,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	1,491,088

	38,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(2,443,677)

	5,700,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	454,575

EUR	12,595,000	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(48,099)

Goldman Sachs International

JPY	743,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(448,769)

AUD	15,162,500	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(165,824)

GBP	16,640,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(33,370)

GBP	16,630,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	(378,864)

JPMorgan Chase Bank, N.A.
	$15,289,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,420,947)

	35,403,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,118,426

	69,999,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,240,002

	26,533,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	1,162,190

	53,631,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,243,755

	21,496,000		--	5/22/19	3 month USD-LIBOR-BBA	3.3225%	(697,899)

	66,969,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(137,342)

	13,885,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(648,430)

	4,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	165,098

	41,204,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	244,489

	69,867,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	465,780

	6,423,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	248,195

	19,148,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	789,574

	49,717,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	2,007,983

CAD	16,680,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	50,373

CAD	5,330,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(36,420)

	$13,885,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(651,484)

CAD	26,600,000	(F)	--	6/9/10	0.57%	1 month CAD-BA-CDOR	(31,381)

EUR	8,490,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	61,269

	$35,465,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(1,085,017)

EUR	25,190,000		--	6/19/11	6 month EUR-EURIBOR-REUTERS	1.93%	71,694

	$12,266,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	145,199

AUD	6,090,000	(F)	--	6/26/19	6 month AUD-BBR-BBSW	6.05%	42,215

CAD	6,090,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(47,378)

JPY	8,737,320,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	985,586

JPY	32,620,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(10,793)

	$17,560,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,870,302)

	3,445,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	86,532

	17,025,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	626,842

	71,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	949,305

EUR	22,020,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	1,577,539

PLN	9,400,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(47,383)

JPY	7,460,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(3,151,099)

	$6,970,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	639,709

AUD	12,130,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(134,718)

	$3,485,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(247,032)

	80,000,000		--	2/5/11	1.625%	3 month USD-LIBOR-BBA	(816,097)

	195,522,000		--	2/6/11	1.6966%	3 month USD-LIBOR-BBA	(2,271,432)

	20,767,000		--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(1,578,331)

	22,859,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	253,972

EUR	17,990,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(8,544)

	$4,658,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	497,500

CAD	7,690,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(20,801)

CAD	1,690,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(86,146)

CAD	7,940,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	126,912

	$8,060,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	(13,809)

	2,590,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	165,514

CAD	2,520,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(161,790)

	$41,000,000		--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	1,402,194

	120,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	693,842

	63,500,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	21,410

	20,810,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	380,429

	116,130,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	3,305,571

	158,590,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	471,901

	57,988,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	161,346

EUR	13,150,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(36,187)

	$5,700,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	438,843

GBP	8,450,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(256,200)

AUD	17,280,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	(62,949)

AUD	17,280,000	(F)	--	4/22/10	3%	3 month AUD-BBR-BBSW	57,017

	$11,400,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(732,564)

EUR	25,745,000	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	279,047

	$55,000,000		--	5/11/19	3 month USD-LIBOR-BBA	3.4%	(1,398,786)

	18,600,000		--	5/13/19	3 month USD-LIBOR-BBA	3.2825%	(660,589)

Merrill Lynch Capital Services, Inc.
JPY	743,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(471,428)

Merrill Lynch Derivative Products AG
JPY	371,900,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(254,937)

UBS, AG
	$367,450,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(9,014,301)

	61,548,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	2,245,103

	76,877,000		2,640,051	11/10/38	4.45%	3 month USD-LIBOR-BBA	(1,524,059)

	97,757,000		(3,249,608)	11/10/28	3 month USD-LIBOR-BBA	4.45%	1,917,423

	102,199,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,430,971

Total							$22,504,027

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	5,760,000	3/27/14	1.785%	Eurostat	$(24,261)
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	9,600,000	4/30/13	2.375%	French Consumer	403,813
				Price Index
				excluding tobacco

EUR	9,600,000	4/30/13	(2.41%)	Eurostat	(457,457)
				Eurozone HICP
				excluding tobacco

EUR	9,600,000	5/6/13	2.34%	French Consumer	384,943
				Price Index
				excluding tobacco

EUR	9,600,000	5/6/13	(2.385%)	Eurostat	(444,652)
				Eurozone HICP
				excluding tobacco

EUR	5,320,000	4/23/14	1.67%	Eurostat	(109,649)
				Eurozone HICP
				excluding tobacco

EUR	5,760,000	4/14/14	1.835%	Eurostat	(56,367)
				Eurozone HICP
				excluding tobacco

	$18,950,000	5/18/10	(0.25%)	USA Non Revised	144,968
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$(158,662)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--		$345,000		9/20/09	635 bp	$(38,672)

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		555,000		12/20/12	95 bp	(154,214)

Nalco Co., 7.75%,
11/15/11	Ba2	--		80,000		9/20/12	350 bp	(3,192)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	278,302		1,753,874		7/25/45	18 bp	(11,034)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	220,207		1,315,405		7/25/45	18 bp	3,204

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	208,985		1,134,376		7/25/45	18 bp	21,847

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	210,906		1,140,128		7/25/45	18 bp	22,819

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	898,208		1,524,000	(F)	8/25/37	9 bp	(162,778)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,130,107)		29,966,000		6/20/14	(100 bp)	(705,489)

Citibank, N.A.
DJ ABX HE AAA Index	AA	717,663		3,607,411		5/25/46	11 bp	(734,254)

DJ ABX HE AAA Index	BB+	600,474		2,070,600		1/25/38	76 bp	(939,834)

DJ ABX HE PEN AAA Index	AA	611,503		4,112,032		5/25/46	11 bp	(1,043,514)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	171,737		839,922		5/25/46	11 bp	(166,317)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	163,880		922,126		7/25/45	18 bp	11,757

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	686,668		3,889,332		5/25/46	11 bp	(878,717)

Lear Corp., T/L Bank
Loan	--	--		265,000		6/20/13	(225 bp)	87,770

Lear Corp., T/L Bank
Loan	Ca	--		265,000		6/20/13	700 bp	(79,715)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	495,000		3/20/13	815 bp	(210,569)

Republic of Argentina,
8.28%, 12/31/33	--	--		$330,000		9/20/13	(1,170 bp)	59,969

Republic of Argentina,
8.28%, 12/31/33	--	--		330,000		9/20/13	(945 bp)	80,828

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		1,105,000		10/20/11	194 bp	(326,671)

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB+	31,635		57,000		1/25/38	76 bp	(10,545)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	861,696		4,811,651		7/25/45	18 bp	67,918

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	1,991,129		4,529,074		5/25/46	11 bp	168,260

DJ ABX HE PEN AAA
Series 7 Version 1 Index	A-	1,146,531		1,931,000		8/25/37	9 bp	(195,514)

DJ CDX NA HY Series 10	B1	181,293		1,726,600		6/20/13	500 bp	(13,312)

DJ CDX NA HY Series 10	B1	1,248,225		11,748,000		6/20/13	500 bp	(75,892)

DJ CMB NA CMBX AAA Index	AAA	8,988		54,000	(F)	12/13/49	8 bp	(4,441)

DJ CMBX NA AAA Series 4
Version 1 Index	AAA	1,523,481		3,688,000	(F)	2/17/51	35 bp	536,419

Deutsche Bank AG
DJ ABX HE PEN AAA Index	AA	608,711		4,112,032		5/25/46	11 bp	(1,046,306)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	113,424		595,671		7/25/45	18 bp	15,156

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	655,834		1,810,795		5/25/46	11 bp	(72,978)

DJ CDX NA HY Series 11
Version 1 Index	B2	4,546,921		19,348,600		12/20/13	500 bp	1,728,797

DJ iTraxx Europe Series
8 Version 1	--	(55,933)	EUR	583,100		12/20/12	(375 bp)	70,220

DJ iTraxx Europe Series
9 Version 1	--	161,672	EUR	2,366,700		6/20/13	(650 bp)	393,567

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Ba1	--		$775,000		10/20/17	105 bp	(47,492)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		300,000		9/20/13	109 bp	(32,978)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		5,800,000	(F)	1/11/10	170 bp	173,246

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,365,000	2/19/10	115 bp	433

Korea Monetary STAB
Bond, 5.45%, 1/23/10	A	--		870,000	2/1/10	101 bp	573

Nalco Co., 7.75%,
11/15/11	Ba2	--		70,000	12/20/12	363 bp	(2,865)

Republic of Argentina,
8.28%, 12/31/33	--	--		660,000	8/20/12	(380 bp)	227,792

Republic of Indonesia,
6.75%, 2014	BB-	--		575,000	9/20/16	292 bp	(8,251)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	425,000	9/20/13	715 bp	(42,769)

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,495,000	3/20/14	56 bp	(91,625)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	400,000	9/20/13	477 bp	(24,242)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	400,000	9/20/13	535 bp	(8,426)

Goldman Sachs International
DJ ABX HE AAA Index	BB+	175,796		$748,000	1/25/38	76 bp	(381,385)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	809,979		1,951,756	5/25/46	11 bp	24,409

DJ CDX NA CMBX AAA Index	AAA	56,692		1,550,000	3/15/49	7 bp	(233,918)

DJ CDX NA HY Series 11
Version 1 Index	--	(848,393)		4,378,800	12/20/13	(500 bp)	(210,620)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,177,535)		27,089,000	6/20/14	(100 bp)	(793,684)

DJ CDX NA IG Series 12
Version 1 Index	--	(127,138)		2,893,000	6/20/14	(100 bp)	(86,144)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	420,000	3/20/13	680 bp	(197,444)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	390,000	9/20/13	720 bp	(30,091)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$70,000	6/20/12	230 bp	(28,607)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	77,693		414,916	7/25/45	18 bp	9,244

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	189,164		900,810	5/25/46	11 bp	(173,395)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	659,822		1,795,782	5/25/46	11 bp	(62,947)

DJ CDX NA EM Series 10
Index	Ba2	28,017		485,000	12/20/13	335 bp	4,808

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(157,135)	EUR	1,176,000	12/20/12	(375 bp)	97,258

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	--		$1,194,100	3/20/12	(85 bp)	11,150

Republic of Argentina,
8.28%, 12/31/33	B-	--		705,000	6/20/14	235 bp	(345,558)

Republic of Hungary,
4 3/4%, 2/3/15	--	--		600,000	4/20/13	(171.5 bp)	34,812

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		1,605,000	5/20/17	60 bp	(274,134)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		215,000	6/20/13	595 bp	(58,857)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	--		1,080,000	6/20/12	(150 bp)	140,157

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--		735,000	9/20/11	(426 bp)	(20,554)

Pulte Homes Inc.,
5.25%, 1/15/14	--	--		690,000	9/20/11	(482 bp)	(35,366)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--		1,589,000	9/20/12	(128 bp)	(2,384)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	--		545,000	6/20/12	(114 bp)	76,926

DJ ABX CMBX BBB Index	--	50		68,790	10/12/52	(134 bp)	58,282

DJ CDX NA IG Series 12
Version 1 Index	--	(256,363)		6,310,000	6/20/14	(100 bp)	(166,950)

DJ CMB NA CMBX AAA Index	AAA	273,852		2,523,500	2/17/51	35 bp	(401,566)

Dominican Republic,
8 5/8%, 4/20/27	--	--		1,190,000	11/20/11	(170 bp)	163,051

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Ba2	--		1,191,200	3/20/12	44 bp	(38,770)

Nalco Co., 7.75%,
11/15/11	Ba2	--		80,000	9/20/12	330 bp	(3,652)

Nalco Co., 7.75%,
11/15/11	Ba2	--		115,000	3/20/13	460 bp	(1,627)

Republic of Venezuela,

9 1/4%, 9/15/27	B2	--	510,000	10/12/12	339 bp	(130,285)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	135,000	9/20/13	(760 bp)	(5,134)

Total						$(6,525,006)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Key to other fixed-income security abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $335,120,063.

(b) The aggregate identified cost on a tax basis is $505,270,816, resulting in gross unrealized appreciation and depreciation of $30,684,233 and $60,848,957, respectively, or net unrealized depreciation of $30,164,724.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2009 was $2,991, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,574 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $94,642,699 and $78,035,954, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At June 30, 2009, liquid assets totaling $263,275,144 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at June 30, 2009 (as a percentage of Portfolio Value):
United States	90.3%
Japan	1.8
Russia	1.5
Argentina	0.9
Brazil	0.8
Canada	0.6
Venezuela	0.5
Other	3.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses.

The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At June 30, 2009, the fund had net unrealized losses of $10,407,668 on derivative contracts subject to the Master Agreements.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

			VALUATION INPUTS

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$40,641,200	$969,831

Common stocks:
	Communication services	24,861	--	--
	Consumer cyclicals	--	--	11
	Energy	--	--	46,072

Total Common stocks		24,861	--	46,083

Convertible bonds and notes		--	759,706	--

Convertible preferred stocks		--	3,825	--

Corporate bonds and notes		--	66,108,459	1,363

Foreign government bonds and notes		--	27,568,286	--

Mortgage-backed securities		--	141,761,096	134,201

Preferred stocks		--	98,054	--

Purchased options outstanding		--	11,033,182	--

Senior loans		--	27,253,751	--

U.S. Government and agency mortgage obligations		--	127,108,311	--

Warrants		6,785	14,246	--

Short-term investments		24,556,745	7,016,107	--

	Totals by level	$24,588,391	$449,366,223	$1,151,478

		Level 1	Level 2	Level 3

Other financial instruments:		$(4,627,311)	$(63,221,627)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of June 30, 2009:

		Balance as of	Accrued		Change in net unrealized	Net	Net transfers in	Balance as of
Investments in securities:		September 30, 2008	discounts/premiums	Realized gain/(loss)	appreciation/(depreciation)	purchases/sales	and/or out of Level 3	June 30, 2009

Asset-backed securities		$4,153,299	$--	$732	$(603,359)	$(33,471)	$(2,547,370)	$969,831

Common stocks:
	Consumer cyclicals	$--	--	--	11	--	--	11
	Consumer staples	$19,610	--	(577,394)	574,943	(17,159)	--	--
	Energy	$14,017	--	--	32,055	--	--	46,072

Total Common stocks		$33,627	--	(577,394)	607,009	(17,159)	--	$46,083

Corporate bonds and notes		$13	(723)	(151)	4,103	(1,879)	--	$1,363

Mortgage-backed securities		$1,042,398	--	--	--	--	(908,197)	$134,201

Warrants		$1,847	--	(19,265)	17,418	--	--	$--

Totals:		$5,231,184	$(723)	$(596,078)	$25,171	$(52,509)	$(3,455,567)	$1,151,478

Market Values of Derivative Instruments as of June 30, 2009

		Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under Statement 133		Market value	Market value

Credit contracts		$4,290,672	$(10,815,678)

Foreign exchange contracts		1,036,805	(934,265)

Interest rate contracts		107,901,698	(88,469,988)

Total		$113,229,175	$(100,219,931)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009